UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0981

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
June 30, 2012 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)
Coal & Consumable Fuels--1.4%
CONSOL Energy	5,520	166,925
Peabody Energy	5,960	146,139
		313,064
Commodity Chemicals--1.1%
Methanex	8,700	242,208
Construction & Engineering--1.1%
Fluor	4,980	245,713
Construction Materials--2.0%
Eagle Materials	11,680	436,131
Diversified Chemicals--1.9%
Eastman Chemical	8,030	404,471
Diversified Metals & Mining--3.5%
Globe Specialty Metals	18,530	248,858
Prospect Global Resources	40,810	104,065
Teck Resources, Cl. B	13,230	409,726
		762,649
Exchange Traded Funds--1.5%
SPDR Gold Trust	2,090a	324,347
Gold--6.2%
Agnico-Eagle Mines	13,500	546,210
Allied Nevada Gold	5,440a,c	154,387
Yamana Gold	43,209c	665,419
		1,366,016
Integrated Oil & Gas--22.8%
Cenovus Energy	4,770	151,686
Chevron	19,610	2,068,855
Exxon Mobil	16,950	1,450,411
Occidental Petroleum	12,470	1,069,552
Suncor Energy	8,900	257,655
		4,998,159
Metal & Glass Containers--1.3%
Ball	6,962	285,790
Oil & Gas Drilling--4.1%

Ensco, Cl. A	8,080	379,518
Helmerich & Payne	4,640	201,747
Transocean	7,044	315,078
		896,343
Oil & Gas Equipment & Services--13.8%
Cameron International	7,030a	300,251
Halliburton	9,596	272,430
National Oilwell Varco	13,770	887,339
Schlumberger	24,200	1,570,822
		3,030,842
Oil & Gas Exploration & Production--25.6%
Anadarko Petroleum	14,260	944,012
Apache	8,380	736,518
Cabot Oil & Gas	9,470	373,118
Canadian Natural Resources	10,250	275,212
Concho Resources	1,456a	123,935
Continental Resources	3,930a,c	261,817
EOG Resources	8,510	766,836
Marathon Oil	13,170	336,757
Noble Energy	6,710	569,142
Pioneer Natural Resources	4,620	407,530
Range Resources	6,262	387,430
Southwestern Energy	10,450a	333,669
Whiting Petroleum	2,147a	88,285
		5,604,261
Oil & Gas Refining & Marketing--2.7%
Marathon Petroleum	6,575	295,349
Valero Energy	12,260	296,079
		591,428
Oil & Gas Storage & Transportation--1.0%
Spectra Energy	7,680	223,181
Paper Products--2.3%
International Paper	17,150	495,806
Precious Metals & Minerals--2.7%
Anglo American Platinum	3,710	220,010
Lonmin	16,930	205,358
Molycorp	7,720a,c	166,366
		591,734
Specialized REITs--1.6%
Rayonier	7,925b	355,833

Specialty Chemicals--2.3%
Albemarle	2,090	124,648
LyondellBasell Industries, Cl. A	9,120	367,262
		491,910
Steel--1.1%
Nucor	6,050	229,295
Total Common Stocks
(cost $22,828,440)		21,889,181

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $48,970)
	48,970[d]	48,970
Investment of Cash Collateral for
Securities Loaned--5.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,113,012)
	1,113,012[d]	1,113,012
Total Investments (cost $23,990,422)	105.3%	23,051,163
Liabilities, Less Cash and Receivables	(5.3%)	(1,162,728)
Net Assets	100.0%	21,888,435

a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At June 30, 2012, the value of the fund's securities on loan was $1,123,188 and the value of the collateral held by the fund was $1,113,012.
d Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized depreciation on investments was $939,259 of which $834,159 related to appreciated investment securities and $1,773,418 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purpose was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Oil & Gas Exploration & Production	25.6
Integrated Oil & Gas	22.8
Oil & Gas Equipment & Services	13.8

Gold	6.2
Oil & Gas Drilling	4.1
Diversified Metals & Mining	3.5
Oil & Gas Refining & Marketing	2.7
Precious Metals & Minerals	2.7
Paper Products	2.3
Specialty Chemicals	2.3
Construction Materials	2.0
Diversified Chemicals	1.9
Specialized REITs	1.6
Exchange Traded Funds	1.5
Coal & Consumable Fuels	1.4
Metal & Glass Containers	1.3
Commodity Chemicals	1.1
Construction & Engineering	1.1
Steel	1.1
Oil & Gas Storage & Transportation	1.0
100.0

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	18,211,832	-	-	18,211,832
Equity Securities - Foreign+	3,353,002	-	-	3,353,002
Exchange Traded Funds	324,347	-	-	324,347
Mutual Funds	1,161,982	-	-	1,161,982
+ See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded securities, exchange traded funds or mutual funds between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. At June 30, 2012, the value of the collateral was 99.1% of the securitieson loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan.
Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	August 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)